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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristopher N. Kristynik
Title:   Principal

Phone:   (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik     Dallas, TX      August 14, 2012
-----------------------------  ---------------  ----------------
        [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 13

Form 13F Information Table Value Total: 355,252 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------               -------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                              VOTING
                          TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER             CLASS       CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------         -------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AON PLC                   SHS CL A    G0408V102   3,057     65,350   SH     N/A       SOLE       --       65,350   0     0
CAMPBELL SOUP CO            COM       134429109   3,355    100,500   SH     N/A       SOLE       --      100,500   0     0
CASH AMER INTL INC          COM       14754D100   2,517     57,150   SH     N/A       SOLE       --       57,150   0     0
ELECTRONIC ARTS INC         COM       285512109   1,309    106,000   SH     N/A       SOLE       --      106,000   0     0
GEO GROUP INC               COM       36159R103   5,296    233,100   SH     N/A       SOLE       --      233,100   0     0
INTUIT                      COM       461202103   1,778     29,950   SH     N/A       SOLE       --       29,950   0     0
PEPSICO INC                 COM       713448108   1,901     26,900   SH     N/A       SOLE       --       26,900   0     0
QUALCOMM INC                COM       747525103   1,825     32,770   SH     N/A       SOLE       --       32,770   0     0
ROCK-TENN CO                CL A      772739207   2,017     36,968   SH     N/A       SOLE       --       36,968   0     0
SELECT SECTOR SPDR TR  SBI CONS STPLS 81369Y308  59,665  1,716,000   SH     N/A       SOLE       --    1,716,000   0     0
SPDR S&P 500 ETF TR       TR UNIT     78462F103 264,456  1,943,026   SH     N/A       SOLE       --    1,943,026   0     0
TRAVELERS COMPANIES
  INC                       COM       89417E109   4,743     74,300   SH     N/A       SOLE       --       74,300   0     0
WAL-MART STORES INC         COM       931142103   3,333     47,800   SH     N/A       SOLE       --       47,800   0     0